Fees Summary	Jul. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 770,000
Previously Paid Amount	0.00
Total Fee Amount	117.89
Total Offset Amount	0.00
Net Fee	117.89
Narrative - Max Aggregate Offering Price	$ 770,000
Final Prospectus	true